NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable - Promissory Notes	$ 32,475,000	$ 35,069,000	$ 57,225,000
Vehicle Loans	57,000	76,000	178,000
Less: Short-Term Debt	(25,879,000)	(29,662,000)	(45,451,000)
Less: Debt Discount, Net	(11,000)	(669,000)	(1,946,000)
Net Long-Term Debt	$ 6,642,000	$ 4,814,000	10,006,000
Convertible promissory note
Interest rate	8.00%	3.00%
Conversion price (in dollars per share)	$ 0.175	$ 0.175
Notes Payable - Promissory Notes	$ 3,253,000	$ 3,450,000	3,500,000
Promissory note
Interest rate	8.00%	8.00%
Notes Payable - Promissory Notes	$ 2,500,000	$ 2,500,000	2,500,000
Net Long-Term Debt		$ 0	6,500,000
Unsecured promissory note dated December 28, 2022 due to a related party. The interest rate on the note is 1.0% and matures on December 28, 2027.
Interest rate	1.00%	1.00%
Notes Payable - Promissory Notes	$ 94,000	$ 154,000	90,000
Promissory note dated October 1, 2021, issued to Sterling Harlan as part of the SilverStreak Solutions acquisition. The interest rate on the note was 10.0%. The note matures in March 2028.
Interest rate	10.00%	3.00%
Notes Payable - Promissory Notes	$ 308,000	$ 2,000,000	2,000,000
Secured promissory notes dated March 6, 2023 issued to People's California, LLC, which matures in March 2028 and bears interest at a rate of 10.0% per annum on the first $3.00 million due in December 2023, and 5.0% per annum on the remaining balance through September 2023 and 10.0% per annum thereafter. Payment of the remaining balance is due in March 2028.
Interest rate	10.00%	8.00%
Payments due, next fiscal year	$ 3,000.00
Notes Payable - Promissory Notes	$ 22,200,000	$ 21,569,000	28,569,000
Promissory note dated May 1, 2019, assumed by the Company on July 1, 2021 in connection with the purchase of real property, from a related party. The note matures on May 15, 2039 and bears interest at a rate of 9.9% per year.
Interest rate	9.90%	9.89%
Notes Payable - Promissory Notes	$ 2,876,000	$ 2,882,000	2,954,000
Promissory note dated May 4, 2020, issued to Harvest Small Business Finance, LLC, an unaffiliated third party. Loan was part of the Paycheck Protection Program ("PPP Loan") offered by the U.S. Small Business Administration. The interest rate on the note was 1.0%. The note required interest and principal payments seven months from July 2020.
Interest rate		1.00%
Notes Payable - Promissory Notes	$ 14,000	$ 14,000	562,000
Promissory note dated October 1, 2021, issued to Sterling Harlan as part of the SilverStreak Solutions acquisition. The interest rate on the note was 10.0%. The note matures in March 2028. Second
Interest rate	10.00%	3.00%
Notes Payable - Promissory Notes	$ 1,230,000	$ 2,500,000	2,500,000
Promissory note dated January 18, 2018, issued for the purchase of real property. The promissory note was collateralized by the land and building purchased and matured January 18, 2022. The promissory note bears interest at 12.0% for year one and escalates 0.5% per year thereafter.
Interest rate		12.00%
Notes Payable - Promissory Notes		$ 0	6,500,000
Unsecured promissory note dated January 22, 2021, issued to Michael Nahass (a related party), which matured January 25, 2022, and bore interest at a rate of 3.0% per annum.
Interest rate		3.00%
Notes Payable - Promissory Notes		$ 0	1,050,000
Senior Secured Promissory Note dated November 22, 2021 issued to Dominion Capital LLC, which matured on February 22, 2022 and bore interest at a rate of 12.0% per annum.
Interest rate		12.00%
Notes Payable - Promissory Notes		$ 0	$ 2,500,000